Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Period for cumulative ownership change	3 years
Maximum percentage of taxable income allowed to offset by net operating loss carryforwads per year	80.00%
Cumulative earnings undistributed	$ 36,712
Taxes payable current and noncurrent	$ 11,014
U.S. federal corporate tax rate	0.00%	0.00%	0.00%
Tax cuts and jobs act of 2017, change in tax rate, income tax expense (benefit)		$ 2,653
Tax cuts and jobs act of 2017, change in effective tax rate, favorably affected		11.90%
Limitation on deduction of interest expense in excess of adjusted taxable income, that may impact income taxes in, percent	30.00%
Limitation on utilization of net operating losses generated percent of foreign derived intangible income that may impact income taxes	80.00%
Percentage of EBITDA		30.00%
Limitation on deduction of interest expense on EBITDA expiration date		Dec. 31, 2021
Percentage of earnings before net interest and taxes after expiration date		30.00%
Unrecognized tax benefits	$ 18,145	$ 16,150	$ 13,331
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate	18,091
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months	1,343
Income tax examination interest and penalty expense	180	181	$ 281
Income tax examination total accrued interest and penalties	$ 1,288	$ 1,108
United States
Income Taxes [Line Items]
U.S. federal corporate tax rate	21.00%	35.00%
U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 123,079
Minimum
Income Taxes [Line Items]
Cumulative ownership change percentage	50.00%
Minimum | U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2019
Maximum | U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2038